Revenue - Others (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Commission Income

Revenue—Others include commission income, net, which are detailed as follows:

	For the year ended December 31,
	2015	2016	2017
	$	$	$
Commission income	—	—	8,716
Sales incentives	—	—	(8,683)

Commission income, net	—	—	33